Stock-based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Information
The accounting fair value was estimated at the date of grant using the Black‑Scholes fair value option‑pricing model and the following assumptions:

Dividend yield (%)	3.8
Expected volatility (%)	16.1
Risk-free interest rate (%)	1.2
Weighted average expected life (years)	5.6